Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value Assets and liabilities measured on Recurring basis

	December 31, 2011
	Fair Value Measurements
(Dollars in millions)	Level 1 (1)	Level 2 (1)	Level 3	Netting Adjustments (2)	Assets/Liabilities at Fair Value
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$—	$87,453	$—	$—	$87,453
Trading account assets:
U.S. government and agency securities	30,540	22,073	—	—	52,613
Corporate securities, trading loans and other	1,067	28,624	6,880	—	36,571
Equity securities	17,181	5,949	544	—	23,674
Non-U.S. sovereign debt	33,667	8,937	342	—	42,946
Mortgage trading loans and ABS	—	9,826	3,689	—	13,515
Total trading account assets	82,455	75,409	11,455	—	169,319
Derivative assets (3)	2,186	1,865,310	14,366	(1,808,839)	73,023
AFS debt securities:
U.S. Treasury securities and agency securities	39,389	3,475	—	—	42,864
Mortgage-backed securities:
Agency	—	142,526	37	—	142,563
Agency-collateralized mortgage obligations	—	44,999	—	—	44,999
Non-agency residential	—	13,907	860	—	14,767
Non-agency commercial	—	5,482	40	—	5,522
Non-U.S. securities	1,664	3,256	—	—	4,920
Corporate/Agency bonds	—	2,873	162	—	3,035
Other taxable securities	20	8,593	4,265	—	12,878
Tax-exempt securities	—	1,955	2,648	—	4,603
Total AFS debt securities	41,073	227,066	8,012	—	276,151
Loans and leases	—	6,060	2,744	—	8,804
Mortgage servicing rights	—	—	7,378	—	7,378
Loans held-for-sale	—	4,243	3,387	—	7,630
Other assets	18,963	13,886	4,235	—	37,084
Total assets	$144,677	$2,279,427	$51,577	$(1,808,839)	$666,842
Liabilities
Interest-bearing deposits in U.S. offices	$—	$3,297	$—	$—	$3,297
Federal funds purchased and securities loaned or sold under agreements to repurchase	—	34,235	—	—	34,235
Trading account liabilities:
U.S. government and agency securities	19,120	1,590	—	—	20,710
Equity securities	13,259	1,335	—	—	14,594
Non-U.S. sovereign debt	16,760	680	—	—	17,440
Corporate securities and other	829	6,821	114	—	7,764
Total trading account liabilities	49,968	10,426	114	—	60,508
Derivative liabilities (3)	2,055	1,850,804	8,500	(1,801,839)	59,520
Other short-term borrowings	—	6,558	—	—	6,558
Accrued expenses and other liabilities	13,832	1,897	14	—	15,743
Long-term debt	—	43,296	2,943	—	46,239
Total liabilities	$65,855	$1,950,513	$11,571	$(1,801,839)	$226,100

(1)	Gross transfers between Level 1 and Level 2 were not significant during 2011.

(2)	Amounts represent the impact of legally enforceable master netting agreements and also cash collateral held or placed with the same counterparties.

(3)	For further disaggregation of derivative assets and liabilities, see Note 4 – Derivatives.

	December 31, 2010
	Fair Value Measurements
(Dollars in millions)	Level 1 (1)	Level 2 (1)	Level 3	Netting Adjustments (2)	Assets/Liabilities at Fair Value
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$—	$78,599	$—	$—	$78,599
Trading account assets:
U.S. government and agency securities	28,237	32,574	—	—	60,811
Corporate securities, trading loans and other	732	40,869	7,751	—	49,352
Equity securities	23,249	8,257	623	—	32,129
Non-U.S. sovereign debt	24,934	8,346	243	—	33,523
Mortgage trading loans and ABS	—	11,948	6,908	—	18,856
Total trading account assets	77,152	101,994	15,525	—	194,671
Derivative assets (3)	2,627	1,516,244	18,773	(1,464,644)	73,000
AFS debt securities:
U.S. Treasury securities and agency securities	46,003	3,102	—	—	49,105
Mortgage-backed securities:
Agency	—	191,213	4	—	191,217
Agency-collateralized mortgage obligations	—	37,017	—	—	37,017
Non-agency residential	—	21,649	1,468	—	23,117
Non-agency commercial	—	6,833	19	—	6,852
Non-U.S. securities	1,440	2,696	3	—	4,139
Corporate/Agency bonds	—	5,154	137	—	5,291
Other taxable securities	20	2,354	13,018	—	15,392
Tax-exempt securities	—	4,273	1,224	—	5,497
Total AFS debt securities	47,463	274,291	15,873	—	337,627
Loans and leases	—	—	3,321	—	3,321
Mortgage servicing rights	—	—	14,900	—	14,900
Loans held-for-sale	—	21,802	4,140	—	25,942
Other assets	32,624	31,051	6,856	—	70,531
Total assets	$159,866	$2,023,981	$79,388	$(1,464,644)	$798,591
Liabilities
Interest-bearing deposits in U.S. offices	$—	$2,732	$—	$—	$2,732
Federal funds purchased and securities loaned or sold under agreements to repurchase	—	37,424	—	—	37,424
Trading account liabilities:
U.S. government and agency securities	23,357	5,983	—	—	29,340
Equity securities	14,568	914	—	—	15,482
Non-U.S. sovereign debt	14,748	1,065	—	—	15,813
Corporate securities and other	224	11,119	7	—	11,350
Total trading account liabilities	52,897	19,081	7	—	71,985
Derivative liabilities (3)	1,799	1,492,963	11,028	(1,449,876)	55,914
Other short-term borrowings	—	6,472	706	—	7,178
Accrued expenses and other liabilities	31,470	931	828	—	33,229
Long-term debt	—	47,998	2,986	—	50,984
Total liabilities	$86,166	$1,607,601	$15,555	$(1,449,876)	$259,446

(1)	Gross transfers between Level 1 and Level 2 were approximately $1.3 billion during 2010.

(2)	Amounts represent the impact of legally enforceable master netting agreements and also cash collateral held or placed with the same counterparties.

(3)	For further disaggregation of derivative assets and liabilities, see Note 4 – Derivatives.

Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

Level 3 – Fair Value Measurements (1)

	2009
(Dollars in millions)	Balance January 1 2009	Merrill Lynch Acquisition	Gains (Losses) Included in Earnings	Gains (Losses) Included in OCI	Purchases, Issuances and Settlements	Transfers into/(out of) Level 3	Balance December 31 2009
Trading account assets:
Corporate securities, trading loans and other	$4,540	$7,012	$370	$—	$(2,015)	$1,173	$11,080
Equity securities	546	3,848	(396)	—	(2,425)	(489)	1,084
Non-U.S. sovereign debt	—	30	136	—	167	810	1,143
Mortgage trading loans and ABS	1,647	7,294	(262)	—	933	(1,842)	7,770
Total trading account assets	6,733	18,184	(152)	—	(3,340)	(348)	21,077
Net derivative assets (2)	2,270	2,307	5,526	—	(7,906)	5,666	7,863
AFS debt securities:
Non-agency MBS:
Residential	5,439	2,509	(1,159)	2,738	(4,187)	1,876	7,216
Commercial	657	—	(185)	(7)	(155)	(52)	258
Non-U.S. securities	1,247	—	(79)	(226)	(73)	(401)	468
Corporate/Agency bonds	1,598	—	(22)	127	324	(1,100)	927
Other taxable securities	9,599	—	(75)	669	815	(1,154)	9,854
Tax-exempt securities	162	—	2	26	788	645	1,623
Total AFS debt securities	18,702	2,509	(1,518)	3,327	(2,488)	(186)	20,346
Loans and leases (3)	5,413	2,452	515	—	(3,718)	274	4,936
Mortgage servicing rights	12,733	209	5,286	—	1,237	—	19,465
Loans held-for-sale (3)	3,382	3,872	678	—	(1,048)	58	6,942
Other assets (4)	4,157	2,696	1,273	—	(308)	3	7,821
Trading account liabilities:
Non-U.S. sovereign debt	—	—	(38)	—	—	(348)	(386)
Corporate securities and other	—	—	—	—	4	(14)	(10)
Total trading account liabilities	—	—	(38)	—	4	(362)	(396)
Other short-term borrowings (3)	(816)	—	(11)	—	120	—	(707)
Accrued expenses and other liabilities (3)	(1,124)	(1,337)	1,396	—	174	—	(891)
Long-term debt (3)	—	(7,481)	(2,310)	—	830	4,301	(4,660)

(1)	Assets (liabilities). For assets, increase / (decrease) to Level 3 and for liabilities, (increase) / decrease to Level 3.

(2)	Net derivatives at December 31, 2009 include derivative assets of $23.0 billion and derivative liabilities of $15.2 billion.

(3)	Amounts represent items that are accounted for under the fair value option.

(4)	Other assets is primarily comprised of AFS marketable equity securities.

Level 3 – Fair Value Measurements (1)

	2010
(Dollars in millions)	Balance January 1 2010	Consolidation of VIEs	Gains (Losses) in Earnings	Gains (Losses) in OCI	Purchases, Issuances and Settlements	Gross Transfers into Level 3	Gross Transfers out of Level 3	Balance December 31 2010
Trading account assets:
Corporate securities, trading loans and other (2)	$11,080	$117	$848	$—	$(4,852)	$2,599	$(2,041)	$7,751
Equity securities	1,084	—	(81)	—	(342)	131	(169)	623
Non-U.S. sovereign debt	1,143	—	(138)	—	(157)	115	(720)	243
Mortgage trading loans and ABS	7,770	175	653	—	(1,659)	396	(427)	6,908
Total trading account assets	21,077	292	1,282	—	(7,010)	3,241	(3,357)	15,525
Net derivative assets (3)	7,863	—	8,118	—	(8,778)	1,067	(525)	7,745
AFS debt securities:
Mortgage-backed securities:
Agency	—	—	—	—	4	—	—	4
Non-agency residential	7,216	113	(646)	(169)	(6,767)	1,909	(188)	1,468
Non-agency commercial	258	—	(13)	(31)	(178)	71	(88)	19
Non-U.S. securities	468	—	(125)	(75)	(321)	56	—	3
Corporate/Agency bonds	927	—	(3)	47	(847)	32	(19)	137
Other taxable securities	9,854	5,603	(296)	44	(3,263)	1,119	(43)	13,018
Tax-exempt securities	1,623	—	(25)	(9)	(574)	316	(107)	1,224
Total AFS debt securities	20,346	5,716	(1,108)	(193)	(11,946)	3,503	(445)	15,873
Loans and leases (2)	4,936	—	(89)	—	(1,526)	—	—	3,321
Mortgage servicing rights	19,465	—	(4,321)	—	(244)	—	—	14,900
Loans held-for-sale (2)	6,942	—	482	—	(3,714)	624	(194)	4,140
Other assets (4)	7,821	—	1,946	—	(2,612)	—	(299)	6,856
Trading account liabilities:
Non-U.S. sovereign debt	(386)	—	23	—	(17)	—	380	—
Corporate securities and other	(10)	—	(5)	—	11	(52)	49	(7)
Total trading account liabilities	(396)	—	18	—	(6)	(52)	429	(7)
Other short-term borrowings (2)	(707)	—	(95)	—	96	—	—	(706)
Accrued expenses and other liabilities (2)	(891)	—	146	—	(83)	—	—	(828)
Long-term debt (2)	(4,660)	—	697	—	1,074	(1,881)	1,784	(2,986)

(1)	Assets (liabilities). For assets, increase / (decrease) to Level 3 and for liabilities, (increase) / decrease to Level 3.

(2)	Amounts represent items that are accounted for under the fair value option.

(3)	Net derivatives at December 31, 2010 include derivative assets of $18.8 billion and derivative liabilities of $11.0 billion.

(4)	Other assets is primarily comprised of AFS marketable equity securities.

Level 3 – Fair Value Measurements (1)

	2011
					Gross
(Dollars in millions)	Balance January 1 2011	Consolidation of VIEs	Gains (Losses) in Earnings	Gains (Losses) in OCI	Purchases	Sales	Issuances	Settlements	Gross Transfers into Level 3	Gross Transfers out of Level 3	Balance December 31 2011
Trading account assets:
Corporate securities, trading loans and other (2)	$7,751	$—	$490	$—	$5,683	$(6,664)	$—	$(1,362)	$1,695	$(713)	$6,880
Equity securities	557	—	49	—	335	(362)	—	(140)	132	(27)	544
Non-U.S. sovereign debt	243	—	87	—	188	(137)	—	(3)	8	(44)	342
Mortgage trading loans and ABS	6,908	—	442	—	2,222	(4,713)	—	(440)	75	(805)	3,689
Total trading account assets	15,459	—	1,068	—	8,428	(11,876)	—	(1,945)	1,910	(1,589)	11,455
Net derivative assets (3)	7,745	—	5,199	—	1,235	(1,553)	—	(7,779)	1,199	(180)	5,866
AFS debt securities:
Mortgage-backed securities:
Agency	4	—	—	—	14	(11)	—	—	34	(4)	37
Agency-collateralized mortgage obligations	—	—	—	—	56	(56)	—	—	—	—	—
Non-agency residential	1,468	—	(158)	41	11	(307)	—	(568)	373	—	860
Non-agency commercial	19	—	—	—	15	—	—	—	6	—	40
Non-U.S. securities	3	—	—	—	—	—	—	—	88	(91)	—
Corporate/Agency bonds	137	—	(12)	(8)	304	(17)	—	—	7	(249)	162
Other taxable securities	13,018	—	26	21	3,876	(2,245)	—	(5,112)	2	(5,321)	4,265
Tax-exempt securities	1,224	—	21	(35)	2,862	(92)	—	(697)	38	(673)	2,648
Total AFS debt securities	15,873	—	(123)	19	7,138	(2,728)	—	(6,377)	548	(6,338)	8,012
Loans and leases (2, 4)	3,321	5,194	(55)	—	21	(2,644)	3,118	(1,830)	5	(4,386)	2,744
Mortgage servicing rights (4)	14,900	—	(5,661)	—	—	(896)	1,656	(2,621)	—	—	7,378
Loans held-for-sale (2)	4,140	—	36	—	157	(483)	—	(961)	565	(67)	3,387
Other assets (5)	6,922	—	140	—	1,932	(2,391)	—	(768)	375	(1,975)	4,235
Trading account liabilities – Corporate securities and other	(7)	—	4	—	133	(189)	—	—	(65)	10	(114)
Other short-term borrowings (2)	(706)	—	(30)	—	—	—	—	86	—	650	—
Accrued expenses and other liabilities (2)	(828)	—	61	—	—	(2)	(9)	3	—	761	(14)
Long-term debt (2)	(2,986)	—	(188)	—	520	(72)	(520)	838	(2,111)	1,576	(2,943)

(1)	Assets (liabilities). For assets, increase / (decrease) to Level 3 and for liabilities, (increase) / decrease to Level 3.

(2)	Amounts represent items that are accounted for under the fair value option.

(3)	Net derivatives at December 31, 2011 include derivative assets of $14.4 billion and derivative liabilities of $8.5 billion.

(4)	Issuances represent loan originations and mortgage servicing rights retained following securitizations or whole loan sales.

(5)	Other assets is primarily comprised of net monoline exposure to a single counterparty and private equity investments.

Level 3 Total Realized and Unrealized Gains (Losses) Included in Earnings

Level 3 – Fair Value Measurements (1)

	2009
(Dollars in millions)	Balance January 1 2009	Merrill Lynch Acquisition	Gains (Losses) Included in Earnings	Gains (Losses) Included in OCI	Purchases, Issuances and Settlements	Transfers into/(out of) Level 3	Balance December 31 2009
Trading account assets:
Corporate securities, trading loans and other	$4,540	$7,012	$370	$—	$(2,015)	$1,173	$11,080
Equity securities	546	3,848	(396)	—	(2,425)	(489)	1,084
Non-U.S. sovereign debt	—	30	136	—	167	810	1,143
Mortgage trading loans and ABS	1,647	7,294	(262)	—	933	(1,842)	7,770
Total trading account assets	6,733	18,184	(152)	—	(3,340)	(348)	21,077
Net derivative assets (2)	2,270	2,307	5,526	—	(7,906)	5,666	7,863
AFS debt securities:
Non-agency MBS:
Residential	5,439	2,509	(1,159)	2,738	(4,187)	1,876	7,216
Commercial	657	—	(185)	(7)	(155)	(52)	258
Non-U.S. securities	1,247	—	(79)	(226)	(73)	(401)	468
Corporate/Agency bonds	1,598	—	(22)	127	324	(1,100)	927
Other taxable securities	9,599	—	(75)	669	815	(1,154)	9,854
Tax-exempt securities	162	—	2	26	788	645	1,623
Total AFS debt securities	18,702	2,509	(1,518)	3,327	(2,488)	(186)	20,346
Loans and leases (3)	5,413	2,452	515	—	(3,718)	274	4,936
Mortgage servicing rights	12,733	209	5,286	—	1,237	—	19,465
Loans held-for-sale (3)	3,382	3,872	678	—	(1,048)	58	6,942
Other assets (4)	4,157	2,696	1,273	—	(308)	3	7,821
Trading account liabilities:
Non-U.S. sovereign debt	—	—	(38)	—	—	(348)	(386)
Corporate securities and other	—	—	—	—	4	(14)	(10)
Total trading account liabilities	—	—	(38)	—	4	(362)	(396)
Other short-term borrowings (3)	(816)	—	(11)	—	120	—	(707)
Accrued expenses and other liabilities (3)	(1,124)	(1,337)	1,396	—	174	—	(891)
Long-term debt (3)	—	(7,481)	(2,310)	—	830	4,301	(4,660)

(1)	Assets (liabilities). For assets, increase / (decrease) to Level 3 and for liabilities, (increase) / decrease to Level 3.

(2)	Net derivatives at December 31, 2009 include derivative assets of $23.0 billion and derivative liabilities of $15.2 billion.

(3)	Amounts represent items that are accounted for under the fair value option.

(4)	Other assets is primarily comprised of AFS marketable equity securities.

Level 3 – Fair Value Measurements (1)

	2010
(Dollars in millions)	Balance January 1 2010	Consolidation of VIEs	Gains (Losses) in Earnings	Gains (Losses) in OCI	Purchases, Issuances and Settlements	Gross Transfers into Level 3	Gross Transfers out of Level 3	Balance December 31 2010
Trading account assets:
Corporate securities, trading loans and other (2)	$11,080	$117	$848	$—	$(4,852)	$2,599	$(2,041)	$7,751
Equity securities	1,084	—	(81)	—	(342)	131	(169)	623
Non-U.S. sovereign debt	1,143	—	(138)	—	(157)	115	(720)	243
Mortgage trading loans and ABS	7,770	175	653	—	(1,659)	396	(427)	6,908
Total trading account assets	21,077	292	1,282	—	(7,010)	3,241	(3,357)	15,525
Net derivative assets (3)	7,863	—	8,118	—	(8,778)	1,067	(525)	7,745
AFS debt securities:
Mortgage-backed securities:
Agency	—	—	—	—	4	—	—	4
Non-agency residential	7,216	113	(646)	(169)	(6,767)	1,909	(188)	1,468
Non-agency commercial	258	—	(13)	(31)	(178)	71	(88)	19
Non-U.S. securities	468	—	(125)	(75)	(321)	56	—	3
Corporate/Agency bonds	927	—	(3)	47	(847)	32	(19)	137
Other taxable securities	9,854	5,603	(296)	44	(3,263)	1,119	(43)	13,018
Tax-exempt securities	1,623	—	(25)	(9)	(574)	316	(107)	1,224
Total AFS debt securities	20,346	5,716	(1,108)	(193)	(11,946)	3,503	(445)	15,873
Loans and leases (2)	4,936	—	(89)	—	(1,526)	—	—	3,321
Mortgage servicing rights	19,465	—	(4,321)	—	(244)	—	—	14,900
Loans held-for-sale (2)	6,942	—	482	—	(3,714)	624	(194)	4,140
Other assets (4)	7,821	—	1,946	—	(2,612)	—	(299)	6,856
Trading account liabilities:
Non-U.S. sovereign debt	(386)	—	23	—	(17)	—	380	—
Corporate securities and other	(10)	—	(5)	—	11	(52)	49	(7)
Total trading account liabilities	(396)	—	18	—	(6)	(52)	429	(7)
Other short-term borrowings (2)	(707)	—	(95)	—	96	—	—	(706)
Accrued expenses and other liabilities (2)	(891)	—	146	—	(83)	—	—	(828)
Long-term debt (2)	(4,660)	—	697	—	1,074	(1,881)	1,784	(2,986)

(1)	Assets (liabilities). For assets, increase / (decrease) to Level 3 and for liabilities, (increase) / decrease to Level 3.

(2)	Amounts represent items that are accounted for under the fair value option.

(3)	Net derivatives at December 31, 2010 include derivative assets of $18.8 billion and derivative liabilities of $11.0 billion.

(4)	Other assets is primarily comprised of AFS marketable equity securities.

Level 3 – Fair Value Measurements (1)

	2011
					Gross
(Dollars in millions)	Balance January 1 2011	Consolidation of VIEs	Gains (Losses) in Earnings	Gains (Losses) in OCI	Purchases	Sales	Issuances	Settlements	Gross Transfers into Level 3	Gross Transfers out of Level 3	Balance December 31 2011
Trading account assets:
Corporate securities, trading loans and other (2)	$7,751	$—	$490	$—	$5,683	$(6,664)	$—	$(1,362)	$1,695	$(713)	$6,880
Equity securities	557	—	49	—	335	(362)	—	(140)	132	(27)	544
Non-U.S. sovereign debt	243	—	87	—	188	(137)	—	(3)	8	(44)	342
Mortgage trading loans and ABS	6,908	—	442	—	2,222	(4,713)	—	(440)	75	(805)	3,689
Total trading account assets	15,459	—	1,068	—	8,428	(11,876)	—	(1,945)	1,910	(1,589)	11,455
Net derivative assets (3)	7,745	—	5,199	—	1,235	(1,553)	—	(7,779)	1,199	(180)	5,866
AFS debt securities:
Mortgage-backed securities:
Agency	4	—	—	—	14	(11)	—	—	34	(4)	37
Agency-collateralized mortgage obligations	—	—	—	—	56	(56)	—	—	—	—	—
Non-agency residential	1,468	—	(158)	41	11	(307)	—	(568)	373	—	860
Non-agency commercial	19	—	—	—	15	—	—	—	6	—	40
Non-U.S. securities	3	—	—	—	—	—	—	—	88	(91)	—
Corporate/Agency bonds	137	—	(12)	(8)	304	(17)	—	—	7	(249)	162
Other taxable securities	13,018	—	26	21	3,876	(2,245)	—	(5,112)	2	(5,321)	4,265
Tax-exempt securities	1,224	—	21	(35)	2,862	(92)	—	(697)	38	(673)	2,648
Total AFS debt securities	15,873	—	(123)	19	7,138	(2,728)	—	(6,377)	548	(6,338)	8,012
Loans and leases (2, 4)	3,321	5,194	(55)	—	21	(2,644)	3,118	(1,830)	5	(4,386)	2,744
Mortgage servicing rights (4)	14,900	—	(5,661)	—	—	(896)	1,656	(2,621)	—	—	7,378
Loans held-for-sale (2)	4,140	—	36	—	157	(483)	—	(961)	565	(67)	3,387
Other assets (5)	6,922	—	140	—	1,932	(2,391)	—	(768)	375	(1,975)	4,235
Trading account liabilities – Corporate securities and other	(7)	—	4	—	133	(189)	—	—	(65)	10	(114)
Other short-term borrowings (2)	(706)	—	(30)	—	—	—	—	86	—	650	—
Accrued expenses and other liabilities (2)	(828)	—	61	—	—	(2)	(9)	3	—	761	(14)
Long-term debt (2)	(2,986)	—	(188)	—	520	(72)	(520)	838	(2,111)	1,576	(2,943)

(1)	Assets (liabilities). For assets, increase / (decrease) to Level 3 and for liabilities, (increase) / decrease to Level 3.

(2)	Amounts represent items that are accounted for under the fair value option.

(3)	Net derivatives at December 31, 2011 include derivative assets of $14.4 billion and derivative liabilities of $8.5 billion.

(4)	Issuances represent loan originations and mortgage servicing rights retained following securitizations or whole loan sales.

(5)	Other assets is primarily comprised of net monoline exposure to a single counterparty and private equity investments.

Level 3 Changes in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at Reporting Date

Level 3 – Changes in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at Reporting Date

	2011
(Dollars in millions)	Equity Investment Income (Loss)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss) (1)	Other Income (Loss)	Total
Trading account assets:
Corporate securities, trading loans and other (2)	$—	$(86)	$—	$—	$(86)
Equity securities	—	(60)	—	—	(60)
Non-U.S. sovereign debt	—	101	—	—	101
Mortgage trading loans and ABS	—	30	—	—	30
Total trading account assets	—	(15)	—	—	(15)
Net derivative assets	—	1,430	1,351	—	2,781
AFS debt securities:
Non-agency residential MBS	—	—	—	(195)	(195)
Corporate/Agency bonds	—	—	—	(14)	(14)
Other taxable securities	—	—	—	13	13
Total AFS debt securities	—	—	—	(196)	(196)
Loans and leases (2)	—	—	—	(260)	(260)
Mortgage servicing rights	—	—	(6,958)	—	(6,958)
Loans held-for-sale (2)	—	—	(153)	5	(148)
Other assets	(309)	—	(53)	(51)	(413)
Trading account liabilities – Corporate securities and other	—	3	—	—	3
Long-term debt (2)	—	(107)	—	(94)	(201)
Total	$(309)	$1,311	$(5,813)	$(596)	$(5,407)

	2010
Trading account assets:
Corporate securities, trading loans and other (2)	$—	$289	$—	$—	$289
Equity securities	—	(50)	—	—	(50)
Non-U.S. sovereign debt	—	(144)	—	—	(144)
Mortgage trading loans and ABS	—	227	—	—	227
Total trading account assets	—	322	—	—	322
Net derivative assets	—	(945)	676	—	(269)
Non-agency residential MBS AFS debt securities	—	—	(2)	(162)	(164)
Loans and leases (2)	—	—	—	(142)	(142)
Mortgage servicing rights	—	—	(5,740)	—	(5,740)
Loans held-for-sale (2)	—	10	(9)	258	259
Other assets	50	—	(22)	—	28
Trading account liabilities – Non-U.S. sovereign debt	—	52	—	—	52
Other short-term borrowings (2)	—	—	(46)	—	(46)
Accrued expenses and other liabilities (2)	—	—	—	(182)	(182)
Long-term debt (2)	—	585	—	43	628
Total	$50	$24	$(5,143)	$(185)	$(5,254)

(1)	Mortgage banking income does not reflect the impact of Level 1 and Level 2 hedges on MSRs.

(2)	Amounts represent items that are accounted for under the fair value option.

Level 3 – Changes in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at Reporting Date

	2009
(Dollars in millions)	Equity Investment Income (Loss)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss) (1)	Other Income (Loss)	Total
Trading account assets:
Corporate securities, trading loans and other	$—	$89	$—	$—	$89
Equity securities	—	(328)	—	—	(328)
Non-U.S. sovereign debt	—	137	—	—	137
Mortgage trading loans and ABS	—	(332)	—	—	(332)
Total trading account assets	—	(434)	—	—	(434)
Net derivative assets	—	(2,761)	348	—	(2,413)
AFS debt securities:
Non-agency residential MBS	—	—	(20)	(659)	(679)
Other taxable securities	—	(11)	—	(3)	(14)
Tax-exempt securities	—	(2)	—	(8)	(10)
Total AFS debt securities	—	(13)	(20)	(670)	(703)
Loans and leases (2)	—	—	—	210	210
Mortgage servicing rights	—	—	4,100	—	4,100
Loans held-for-sale (2)	—	(195)	164	695	664
Other assets	(177)	—	6	1,061	890
Trading account liabilities – Non-U.S. sovereign debt	—	(38)	—	—	(38)
Other short-term borrowings (2)	—	—	(11)	—	(11)
Accrued expenses and other liabilities (2)	—	—	—	1,740	1,740
Long-term debt (2)	—	(2,303)	—	(225)	(2,528)
Total	$(177)	$(5,744)	$4,587	$2,811	$1,477

(1)	Mortgage banking income does not reflect the impact of Level 1 and Level 2 hedges on MSRs.

(2)	Amounts represent items that are accounted for under the fair value option.

Assets and Liabilities Measured at Fair Value on Nonrecurring Basis

Assets Measured at Fair Value on a Nonrecurring Basis

	December 31
	2011		2010
(Dollars in millions)	Level 2	Level 3	Level 2	Level 3
Assets
Loans held-for-sale	$2,662	$1,008	$931	$6,408
Loans and leases	9	10,629	23	11,917
Foreclosed properties (1)	—	2,531	10	2,125
Other assets	44	885	8	95

	Gains (Losses)
(Dollars in millions)	2011	2010	2009
Assets
Loans held-for-sale	$(181)	$174	$(1,288)
Loans and leases (2)	(4,813)	(6,074)	(5,596)
Foreclosed properties	(333)	(240)	(322)
Other assets	—	(50)	(268)

(1)
Amounts are included in other assets on the Consolidated Balance Sheet and represent fair value and related losses on foreclosed properties that were written down subsequent to their initial classification as foreclosed properties.

(2)	Gains (losses) represent charge-offs on real estate-secured loans.

Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

Level 3 – Total Realized and Unrealized Gains (Losses) Included in Earnings

	2011
(Dollars in millions)	Equity Investment Income (Loss)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss) (1)	Other Income (Loss)	Total
Trading account assets:
Corporate securities, trading loans and other (2)	$—	$490	$—	$—	$490
Equity securities	—	49	—	—	49
Non-U.S. sovereign debt	—	87	—	—	87
Mortgage trading loans and ABS	—	442	—	—	442
Total trading account assets	—	1,068	—	—	1,068
Net derivative assets	—	1,516	3,683	—	5,199
AFS debt securities:
Non-agency residential MBS	—	—	—	(158)	(158)
Corporate/Agency bonds	—	—	—	(12)	(12)
Other taxable securities	—	16	—	10	26
Tax-exempt securities	—	(3)	—	24	21
Total AFS debt securities	—	13	—	(136)	(123)
Loans and leases (2)	—	—	(13)	(42)	(55)
Mortgage servicing rights	—	—	(5,661)	—	(5,661)
Loans held-for-sale (2)	—	—	(108)	144	36
Other assets	242	—	(51)	(51)	140
Trading account liabilities – Corporate securities and other	—	4	—	—	4
Other short-term borrowings (2)	—	—	(30)	—	(30)
Accrued expenses and other liabilities (2)	—	(10)	71	—	61
Long-term debt (2)	—	(106)	—	(82)	(188)
Total	$242	$2,485	$(2,109)	$(167)	$451

	2010
Trading account assets:
Corporate securities, trading loans and other (2)	$—	$848	$—	$—	$848
Equity securities	—	(81)	—	—	(81)
Non-U.S. sovereign debt	—	(138)	—	—	(138)
Mortgage trading loans and ABS	—	653	—	—	653
Total trading account assets	—	1,282	—	—	1,282
Net derivative assets	—	(1,257)	9,375	—	8,118
AFS debt securities:
Non-agency MBS:
Residential	—	—	(16)	(630)	(646)
Commercial	—	—	—	(13)	(13)
Non-U.S. securities	—	—	—	(125)	(125)
Corporate/Agency bonds	—	—	—	(3)	(3)
Other taxable securities	—	(295)	—	(1)	(296)
Tax-exempt securities	—	23	—	(48)	(25)
Total AFS debt securities	—	(272)	(16)	(820)	(1,108)
Loans and leases (2)	—	—	—	(89)	(89)
Mortgage servicing rights	—	—	(4,321)	—	(4,321)
Loans held-for-sale (2)	—	—	72	410	482
Other assets	1,967	—	(21)	—	1,946
Trading account liabilities:
Non-U.S. sovereign debt	—	23	—	—	23
Corporate securities and other	—	(5)	—	—	(5)
Total trading account liabilities	—	18	—	—	18
Other short-term borrowings (2)	—	—	(95)	—	(95)
Accrued expenses and other liabilities (2)	—	(26)	—	172	146
Long-term debt (2)	—	677	—	20	697
Total	$1,967	$422	$4,994	$(307)	$7,076

(1)	Mortgage banking income does not reflect the impact of Level 1 and Level 2 hedges on MSRs.

(2)	Amounts represent items that are accounted for under the fair value option.

Level 3 – Total Realized and Unrealized Gains (Losses) Included in Earnings

	2009
(Dollars in millions)	Equity Investment Income (Loss)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss) (1)	Other Income (Loss)	Total
Trading account assets:
Corporate securities, trading loans and other	$—	$370	$—	$—	$370
Equity securities	—	(396)	—	—	(396)
Non-U.S. sovereign debt	—	136	—	—	136
Mortgage trading loans and ABS	—	(262)	—	—	(262)
Total trading account assets	—	(152)	—	—	(152)
Net derivative assets	—	(2,526)	8,052	—	5,526
AFS debt securities:
Non-agency MBS:
Residential	—	—	(20)	(1,139)	(1,159)
Commercial	—	—	—	(185)	(185)
Non-U.S. securities	—	—	—	(79)	(79)
Corporate/Agency bonds	—	—	—	(22)	(22)
Other taxable securities	—	—	—	(75)	(75)
Tax-exempt securities	—	—	—	2	2
Total AFS debt securities	—	—	(20)	(1,498)	(1,518)
Loans and leases (2)	—	(11)	—	526	515
Mortgage servicing rights	—	—	5,286	—	5,286
Loans held-for-sale (2)	—	(216)	306	588	678
Other assets	968	—	244	61	1,273
Trading account liabilities – Non-U.S. sovereign debt	—	(38)	—	—	(38)
Other short-term borrowings (2)	—	—	(11)	—	(11)
Accrued expenses and other liabilities (2)	—	36	—	1,360	1,396
Long-term debt (2)	—	(2,083)	—	(227)	(2,310)
Total	$968	$(4,990)	$13,857	$810	$10,645

(1)	Mortgage banking income does not reflect the impact of Level 1 and Level 2 hedges on MSRs.

(2)	Amounts represent items that are accounted for under the fair value option.

Level 3 Total Realized and Unrealized Gains (Losses) Included in Earnings

Level 3 – Total Realized and Unrealized Gains (Losses) Included in Earnings

	2011
(Dollars in millions)	Equity Investment Income (Loss)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss) (1)	Other Income (Loss)	Total
Trading account assets:
Corporate securities, trading loans and other (2)	$—	$490	$—	$—	$490
Equity securities	—	49	—	—	49
Non-U.S. sovereign debt	—	87	—	—	87
Mortgage trading loans and ABS	—	442	—	—	442
Total trading account assets	—	1,068	—	—	1,068
Net derivative assets	—	1,516	3,683	—	5,199
AFS debt securities:
Non-agency residential MBS	—	—	—	(158)	(158)
Corporate/Agency bonds	—	—	—	(12)	(12)
Other taxable securities	—	16	—	10	26
Tax-exempt securities	—	(3)	—	24	21
Total AFS debt securities	—	13	—	(136)	(123)
Loans and leases (2)	—	—	(13)	(42)	(55)
Mortgage servicing rights	—	—	(5,661)	—	(5,661)
Loans held-for-sale (2)	—	—	(108)	144	36
Other assets	242	—	(51)	(51)	140
Trading account liabilities – Corporate securities and other	—	4	—	—	4
Other short-term borrowings (2)	—	—	(30)	—	(30)
Accrued expenses and other liabilities (2)	—	(10)	71	—	61
Long-term debt (2)	—	(106)	—	(82)	(188)
Total	$242	$2,485	$(2,109)	$(167)	$451

	2010
Trading account assets:
Corporate securities, trading loans and other (2)	$—	$848	$—	$—	$848
Equity securities	—	(81)	—	—	(81)
Non-U.S. sovereign debt	—	(138)	—	—	(138)
Mortgage trading loans and ABS	—	653	—	—	653
Total trading account assets	—	1,282	—	—	1,282
Net derivative assets	—	(1,257)	9,375	—	8,118
AFS debt securities:
Non-agency MBS:
Residential	—	—	(16)	(630)	(646)
Commercial	—	—	—	(13)	(13)
Non-U.S. securities	—	—	—	(125)	(125)
Corporate/Agency bonds	—	—	—	(3)	(3)
Other taxable securities	—	(295)	—	(1)	(296)
Tax-exempt securities	—	23	—	(48)	(25)
Total AFS debt securities	—	(272)	(16)	(820)	(1,108)
Loans and leases (2)	—	—	—	(89)	(89)
Mortgage servicing rights	—	—	(4,321)	—	(4,321)
Loans held-for-sale (2)	—	—	72	410	482
Other assets	1,967	—	(21)	—	1,946
Trading account liabilities:
Non-U.S. sovereign debt	—	23	—	—	23
Corporate securities and other	—	(5)	—	—	(5)
Total trading account liabilities	—	18	—	—	18
Other short-term borrowings (2)	—	—	(95)	—	(95)
Accrued expenses and other liabilities (2)	—	(26)	—	172	146
Long-term debt (2)	—	677	—	20	697
Total	$1,967	$422	$4,994	$(307)	$7,076

(1)	Mortgage banking income does not reflect the impact of Level 1 and Level 2 hedges on MSRs.

(2)	Amounts represent items that are accounted for under the fair value option.

Level 3 – Total Realized and Unrealized Gains (Losses) Included in Earnings

	2009
(Dollars in millions)	Equity Investment Income (Loss)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss) (1)	Other Income (Loss)	Total
Trading account assets:
Corporate securities, trading loans and other	$—	$370	$—	$—	$370
Equity securities	—	(396)	—	—	(396)
Non-U.S. sovereign debt	—	136	—	—	136
Mortgage trading loans and ABS	—	(262)	—	—	(262)
Total trading account assets	—	(152)	—	—	(152)
Net derivative assets	—	(2,526)	8,052	—	5,526
AFS debt securities:
Non-agency MBS:
Residential	—	—	(20)	(1,139)	(1,159)
Commercial	—	—	—	(185)	(185)
Non-U.S. securities	—	—	—	(79)	(79)
Corporate/Agency bonds	—	—	—	(22)	(22)
Other taxable securities	—	—	—	(75)	(75)
Tax-exempt securities	—	—	—	2	2
Total AFS debt securities	—	—	(20)	(1,498)	(1,518)
Loans and leases (2)	—	(11)	—	526	515
Mortgage servicing rights	—	—	5,286	—	5,286
Loans held-for-sale (2)	—	(216)	306	588	678
Other assets	968	—	244	61	1,273
Trading account liabilities – Non-U.S. sovereign debt	—	(38)	—	—	(38)
Other short-term borrowings (2)	—	—	(11)	—	(11)
Accrued expenses and other liabilities (2)	—	36	—	1,360	1,396
Long-term debt (2)	—	(2,083)	—	(227)	(2,310)
Total	$968	$(4,990)	$13,857	$810	$10,645

(1)	Mortgage banking income does not reflect the impact of Level 1 and Level 2 hedges on MSRs.

(2)	Amounts represent items that are accounted for under the fair value option.